Subsequent Events (Details) (STINS COMAN [Member], USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		22 Months Ended	0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 05, 2013	Mar. 14, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion, original debt amount	$ 6,500	$ 8,000	$ 5,400	$ 20,900	$ 4,500
Debt conversion, shares issued	1,470,904	2,265,857	1,222,667	5,812,303	1,021,166
Debt conversion, price per share					$ 4.44